Net revenues - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ (4)	€ (14)